Non-performing Assets Including Troubled Debt Restructurings (TDR) (Tables)	6 Months Ended
Jun. 30, 2013
Nonperforming Assets Including Troubled Debt Restructurings [Abstract]
Non-performing Assets Including TDR

	June 30, 2013	December 31, 2012
Non-accrual loans
Commercial loans secured by real estate	$2,073	$4,623
Real estate-mortgage	1,137	1,191
Total	3,210	5,814
Other real estate owned
Commercial loans secured by real estate	1,101	1,101
Real estate-mortgage	540	127
Total	1,641	1,228
TDR's not in non-accrual	177	182
Total non-performing assets including TDR	$5,028	$7,224
Total non-performing assets as a percent of loans, net of unearned income, and other real estate owned	0.67%	1.00%

Schedule of TDRs

Loans in accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	2	$140	Extension of maturity date

Loans in non-accrual status	# of Loans	Current Balance	Concession Granted
Commercial loan secured by real estate	4	$2,527	Extension of maturity date

Recorded Investment of Defaults

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Recorded investment of defaults
Commercial loan secured by real estate	$2,104	$32	$656	$32
Total	$2,104	$32	$656	$32

Schedule of Interest Income

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest income due in accordance with original terms	$39	$55	$102	$118
Interest income recorded	-	-	-	-
Net reduction in interest income	$39	$55	$102	$118